Advances for drillships under construction and related costs (Table) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2015 USD ($)
Advances For Drillships Under Construction And Related Costs [Abstract]
Balance at beginning of year	$ 622,507
Advances for drillships under construction and related costs	468,687
Drillships delivered	(727,688)
Balance at end of year	$ 363,506